Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Nov. 06, 2024	Aug. 02, 2024	Jul. 18, 2024	Sep. 30, 2024	Jun. 28, 2024
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant or right, reason for issuance expiry term	4 years
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.27
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)	$ 15.77
2025 Notes [Member]
Subsequent Event [Line Items]
Stated interest rate of debt issued				90.80%
2025 Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt aggregate face amount		$ 1.5	$ 4.7		$ 3.0
Number of shares issued (in shares)		0.1	0.3
Number of securities called by warrants or rights (in shares)		0.1	0.2
Stated interest rate of debt issued				3.25%	3.25%
Exercise price of warrants (in dollars per share)		$ 11.03	$ 13.37
Warrant or right, reason for issuance expiry term				4 years
2025 Notes [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt aggregate face amount	$ 91.5
Number of shares issued (in shares)	2.4
New Senior Secured Notes Due 2029 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights (in shares)	2.1
New Senior Secured Notes Due 2029 [Member] | Secured Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt aggregate face amount	$ 40.9
Stated interest rate of debt issued	9.00%